Disclosures About Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Disclosures About Fair Value Of Financial Instruments [Abstract]
Fair value of debt	$ 724,132
Carrying amount of debt	$ 652,170